Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2024
Computer hardware and software [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Computer hardware and software [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Lab equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Lab equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies - Schedule of Depreciation on Property and Equipment Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of useful life or lease term